UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6178

        Nuveen New York Investment Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            09/30

Date of reporting period:          06/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

              Portfolio of Investments (Unaudited)

	Nuveen New York Investment Quality Municipal Fund, Inc. (NQN)

               June 30, 2005

Principal		Optional Call		Market

Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Education and Civic Organizations - 9.1% (6.1% of Total Investments)

$ 1,250	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, USTA National	No Opt. Call	AAA	$ 1,390,125
	Tennis Center Inc., Series 2004, 5.000%, 11/15/13 - FSA Insured

3,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	AAA	3,360,360
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured

6,500	Dormitory Authority of the State of New York, Insured Revenue Bonds, New York Medical College,	7/08 at 101.00	AAA	6,849,440
	Series 1998, 5.000%, 7/01/21 - MBIA Insured

3,500	Dormitory Authority of the State of New York, Insured Revenue Bonds, Culinary Institute of	7/09 at 101.00	AAA	3,731,735
	America, Series 1999, 5.000%, 7/01/22 - MBIA Insured

4,500	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds, Upstate	7/15 at 100.00	AAA	4,943,925
	Community Colleges, Series 2005A, 5.000%, 7/01/19 - FGIC Insured

1,150	Dormitory Authority of the State of New York, Revenue Bonds, Canisius College, Series 2005,	7/15 at 100.00	Aaa	1,243,553
	5.000%, 7/01/21 - MBIA Insured

965	Dormitory Authority of the State of New York, Revenue Bonds, City University of New York, Series	No Opt. Call	AAA	1,138,082
	2005A, 5.500%, 7/01/18 - FGIC Insured

1,200	Dormitory Authority of the State of New York, Insured Revenue Bonds, Cooper Union, Series 1999,	7/09 at 101.00	AAA	1,345,848
	6.250%, 7/01/29 - MBIA Insured

2,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Yeshiva University, Series	7/11 at 100.00	AAA	2,174,140
	2001, 5.000%, 7/01/18 - AMBAC Insured

	Healthcare - 22.2% (14.7% of Total Investments)

2,000	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/09 at 101.00	AAA	2,123,780
	1999A, 5.125%, 2/15/14 - AMBAC Insured

	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series
	2003A:
3,150	5.250%, 2/15/21 - AMBAC Insured	2/13 at 100.00	AAA	3,465,095
2,100	5.250%, 2/15/22 - AMBAC Insured	2/13 at 100.00	AAA	2,310,063

3,135	Dormitory Authority of the State of New York, Secured Hospital Insured Revenue Bonds, Southside	2/08 at 101.50	AAA	3,303,694
	Hospital, Series 1998, 5.000%, 2/15/25 - MBIA Insured

7,080	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, New York	2/08 at 101.00	AAA	7,227,335
	and Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 - AMBAC Insured

3,280	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Health System Obligated	11/08 at 101.00	AAA	3,471,224
	Group, Series 1998, 5.000%, 11/01/23 - MBIA Insured

2,575	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	AAA	2,760,246
	Hospital, Series 2004, 5.000%, 8/01/29 - FGIC Insured

4,120	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital,	8/14 at 100.00	AAA	4,607,190
	Series 2004A, 5.250%, 8/15/15 - FSA Insured

6,000	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer	7/13 at 100.00	AAA	6,476,520
	Center, Series 2003-1, 5.000%, 7/01/21 - MBIA Insured

	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,
	Montefiore Medical Center, Series 1999:
845	5.250%, 8/01/19 - AMBAC Insured	8/09 at 101.00	AAA	891,762
4,000	5.500%, 8/01/38 - AMBAC Insured	8/09 at 101.00	AAA	4,252,560

8,000	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long	7/09 at 101.00	AAA	8,681,120
	Island Obligated Group - St. Charles Hospital and Rehabilitation Center, Series 1999A, 5.500%,
	7/01/22 - MBIA Insured

1,500	Dormitory Authority of the State of New York, Hospital Revenue Bonds, Catholic Health Services of	7/09 at 101.00	AAA	1,630,065
	Long Island Obligated Group - St. Francis Hospital, Series 1999A, 5.500%, 7/01/22 - MBIA Insured

3,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, New Island Hospital, Series	7/09 at 101.00	AAA	3,300,390
	1999A, 5.750%, 7/01/19 - AMBAC Insured

8,525	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University	7/11 at 101.00	AAA	9,222,771
	Health System Obligated Group, Series 2001B, 5.250%, 7/01/26 - AMBAC Insured

	Housing/Multifamily - 3.8% (2.5% of Total Investments)

5,740	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds, Series	7/15 at 100.00	AAA	6,153,108
	2005A, 5.000%, 7/01/25 - FGIC Insured

	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project, Series
	1996A:
1,745	6.100%, 11/01/15 - FSA Insured	5/06 at 102.00	AAA	1,835,234
2,720	6.125%, 11/01/20 - FSA Insured	5/06 at 102.00	AAA	2,852,165

145	New York State Housing Finance Agency, FHA-Insured Mortgage Multifamily Housing Revenue Bonds,	8/05 at 101.00	AAA	148,126
	Series 1994B, 6.250%, 8/15/14 - AMBAC Insured

	Housing/Single Family - 0.0% (0.0% of Total Investments)

60	New York State Mortgage Agency, Mortgage Revenue Bonds, Twenty-Fourth Series, 5.875%, 10/01/15	7/10 at 100.00	AAA	61,124
	(Alternative Minimum Tax) - MBIA Insured

	Long-Term Care - 1.5% (1.0% of Total Investments)

3,000	Castle Rest Residential Healthcare Facility, Syracuse, New York, FHA-Insured Mortgage Revenue	8/07 at 102.00	AAA	3,046,110
	Bonds, Series 1997A, 5.750%, 8/01/37 (Optional put 8/01/07)

1,185	East Rochester Housing Authority, New York, FHA-Insured Mortgage Revenue Bonds, St. John's Meadows	8/07 at 102.00	AAA	1,272,003
	Project, Series 1997A, 5.750%, 8/01/37 - MBIA Insured

	Tax Obligation/General - 19.8% (13.2% of Total Investments)

	Erie County, New York, General Obligation Bonds, Series 2003A:
1,000	5.250%, 3/15/15 - FGIC Insured	3/13 at 100.00	Aaa	1,114,210
1,200	5.250%, 3/15/16 - FGIC Insured	3/13 at 100.00	Aaa	1,332,612
1,300	5.250%, 3/15/17 - FGIC Insured	3/13 at 100.00	Aaa	1,439,048
1,400	5.250%, 3/15/18 - FGIC Insured	3/13 at 100.00	Aaa	1,544,788

635	Erie County, New York, General Obligation Bonds, Series 2004B, 5.250%, 4/01/13 - MBIA Insured	No Opt. Call	Aaa	714,896

2,000	Hempstead Town, New York, General Obligation Bonds, Series 2001A, 5.250%, 1/15/14 - MBIA Insured	1/11 at 101.00	Aaa	2,224,720

700	Jericho Union Free School District, Nassau County, New York, General Obligation Bonds, Series 2000,	8/09 at 101.00	Aaa	775,250
	5.600%, 8/01/18 - MBIA Insured

1,000	Monroe County, New York, General Obligation Public Improvement Bonds, Series 2002, 5.000%,	3/12 at 100.00	AAA	1,089,420
	3/01/16 - FGIC Insured

	Monticello Central School District, Sullivan County, New York, General Obligation Bonds, Series
	2000:
1,905	6.000%, 6/15/18 - FGIC Insured	6/09 at 101.00	AAA	2,145,506
2,000	6.000%, 6/15/19 - FGIC Insured	6/09 at 101.00	AAA	2,250,900
2,165	6.000%, 6/15/20 - FGIC Insured	6/09 at 101.00	AAA	2,436,599

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2004I, 5.000%, 8/01/17 - MBIA	8/14 at 100.00	AAA	5,499,550
	Insured

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2004B, 5.250%, 8/01/12 - FSA	No Opt. Call	AAA	5,604,050
	Insured

	New York City, New York, General Obligation Bonds, Fiscal Series 2004E:
1,400	5.000%, 11/01/13 - FSA Insured	No Opt. Call	AAA	1,553,300
2,600	5.000%, 11/01/14 - FSA Insured	No Opt. Call	AAA	2,899,858

	New York City, New York, General Obligation Bonds, Fiscal Series 2005O:
3,000	5.000%, 6/01/17 - FSA Insured	6/15 at 100.00	AAA	3,322,590
3,000	5.000%, 6/01/18 - FSA Insured	6/15 at 100.00	AAA	3,306,840

1,200	New York City, New York, General Obligation Bonds, Fiscal Series 2005P, 5.000%, 8/01/18 - MBIA	8/15 at 100.00	AAA	1,324,440
	Insured

1,165	Nassau County, North Hempstead, New York, General Obligation Refunding Bonds, Series 1998B,	3/08 at 101.00	Aaa	1,219,522
	4.750%, 3/01/18 - FGIC Insured

	Oneida County, New York, General Obligation Public Improvement Bonds, Series 2000:
500	5.375%, 4/15/18 - MBIA Insured	4/09 at 102.00	AAA	550,885
500	5.375%, 4/15/19 - MBIA Insured	4/09 at 102.00	AAA	550,885

	Pavillion Central School District, Genesee County, New York, General Obligation Bonds, Series 2005:
1,650	5.000%, 6/15/16 - FSA Insured	6/15 at 100.00	AAA	1,839,668
1,815	5.000%, 6/15/18 - FSA Insured	6/15 at 100.00	AAA	2,002,852

2,240	Suffolk County, New York, General Obligation Bonds, Series 2004B, 5.000%, 5/01/11 - FSA Insured	No Opt. Call	AAA	2,452,374

800	West Islip Union Free School District, Suffolk County, New York, General Obligation Bonds, Series	No Opt. Call	Aaa	895,112
	2005, 5.000%, 10/01/14 - FSA Insured

6,110	Yonkers, New York, General Obligation Bonds, Series 2005A, 5.000%, 8/01/16 (DD, settling 7/01/05) -
	MBIA Insured	8/15 at 100.00	AAA	6,759,799

	Tax Obligation/Limited - 46.7% (30.9% of Total Investments)

1,275	Buffalo Fiscal Stability Authority, New York, Sales Tax Revenue State Aid Secured Bonds, Series	9/15 at 100.00	AAA	1,392,300
	2005A, 5.000%, 9/01/20 - MBIA Insured

	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City
	School District, Series 2003:
1,000	5.750%, 5/01/20 - FSA Insured	5/12 at 100.00	AAA	1,129,850
1,200	5.750%, 5/01/22 - FSA Insured	5/12 at 100.00	AAA	1,355,820

1,290	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City	5/14 at 100.00	AAA	1,485,074
	School District, Series 2004, 5.750%, 5/01/26 - FSA Insured

2,760	Metropolitan Transportation Authority, New York, State Service Contract Bonds, Series 2002B,	7/12 at 100.00	AAA	3,099,287
	5.500%, 7/01/18 - MBIA Insured

	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series
	2002A:
4,500	5.750%, 7/01/18 - FSA Insured	No Opt. Call	AAA	5,422,095
1,250	5.500%, 1/01/19 - MBIA Insured	7/12 at 100.00	AAA	1,403,663
2,000	5.500%, 1/01/20 - MBIA Insured	7/12 at 100.00	AAA	2,228,140
2,000	5.000%, 7/01/25 - FGIC Insured	7/12 at 100.00	AAA	2,133,560
4,095	5.000%, 7/01/30 - AMBAC Insured	7/12 at 100.00	AAA	4,328,865

6,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A, 5.250%,	11/12 at 100.00	AAA	6,538,620
	11/15/25 - FSA Insured

	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds, Series 2003A:
2,115	5.000%, 11/15/18 - AMBAC Insured	No Opt. Call	AAA	2,311,378
1,305	4.750%, 11/15/21 - AMBAC Insured	11/13 at 100.00	AAA	1,373,539
1,305	4.750%, 11/15/22 - AMBAC Insured	11/13 at 100.00	AAA	1,367,862

4,820	Nassau County Interim Finance Authority, New York, Sales and Use Tax Revenue Bonds, Series 2004H,	No Opt. Call	AAA	5,436,141
	5.250%, 11/15/13 - AMBAC Insured

2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series	8/12 at 100.00	AAA	2,190,320
	2003C, 5.250%, 8/01/20 - AMBAC Insured

3,910	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds, Fiscal	2/13 at 100.00	AAA	4,242,350
	Series 2003D, 5.000%, 2/01/22 - MBIA Insured

1,660	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series	2/13 at 100.00	AAA	1,832,242
	2003E, 5.250%, 2/01/22 - MBIA Insured

2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series	2/14 at 100.00	AAA	2,164,460
	2004C, 5.000%, 2/01/19 - XLCA Insured

1,500	Dormitory Authority of the State of New York, Lease Revenue Bonds, Wayne-Finger Lakes Board of	8/14 at 100.00	AAA	1,602,420
	Cooperative Education Services, Series 2004, 5.000%, 8/15/23 - FSA Insured

1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, Nassau County Board of	8/11 at 100.00	AAA	1,085,920
	Cooperative Educational Services, Series 2001A, 5.250%, 8/15/21 - FSA Insured

2,250	Dormitory Authority of the State of New York, 853 Schools Program Insured Revenue Bonds, St. Anne	7/08 at 101.00	AAA	2,392,515
	Institute, Issue 2, Series 1998E, 5.000%, 7/01/18 - AMBAC Insured

75	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services	2/06 at 102.00	AAA	77,550
	Facilities, Series 1996B, 5.375%, 2/15/26 - MBIA Insured

	Dormitory Authority of the State of New York, Department of Health Revenue Bonds, Series 2005A:
1,575	5.250%, 7/01/24 - CIFG Insured	7/15 at 100.00	AAA	1,739,414
500	5.000%, 7/01/25 - CIFG Insured	7/15 at 100.00	AAA	534,715

	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities
	Improvements, Series 2005D:
1,145	5.000%, 2/15/14 - FGIC Insured	No Opt. Call	AAA	1,269,175
2,100	5.000%, 8/15/14 - FGIC Insured	No Opt. Call	AAA	2,335,494

100	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	8/11 at 100.00	AAA	111,256
	Improvements, Series 2001B, 5.500%, 8/15/19 - MBIA Insured

75	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	No Opt. Call	AAA	84,392
	Improvements, Series 2000D, 5.875%, 2/15/16 - FSA Insured

40	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services	2/07 at 102.00	AAA	42,512
	Facilities, Series 1997A, 5.750%, 8/15/22 - MBIA Insured

2,410	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series 2004-2,	7/14 at 100.00	AAA	2,616,320
	5.000%, 7/01/20 - FGIC Insured

1,340	Dormitory Authority of the State of New York, Insured Revenue Bonds, 853 Schools Program - Anderson	7/09 at 101.00	AAA	1,485,363
	School, Series 1999E, Issue 2, 5.750%, 7/01/19 - AMBAC Insured

2,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Special Act School District	7/09 at 101.00	AAA	2,216,960
	Program, Series 1999, 5.750%, 7/01/19 - MBIA Insured

2,265	New York State Environmental Facilities Corporation, Special Obligation Revenue Refunding Bonds,	4/07 at 100.00	AAA	2,337,842
	Riverbank State Park, Series 1996, 5.125%, 4/01/22 - AMBAC Insured

1,750	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1997B, 4.875%,	4/08 at 101.00	AAA	1,822,345
	4/01/20 - MBIA Insured

3,000	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1993E, 5.250%,	No Opt. Call	AAA	3,407,820
	4/01/16 - FSA Insured

4,600	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program,	10/12 at 100.00	AAA	5,052,732
	Series 2002D, 5.250%, 10/01/23 - MBIA Insured

	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002B:
1,290	5.375%, 4/01/17 - AMBAC Insured	4/12 at 100.00	AAA	1,433,861
1,300	5.375%, 4/01/18 - AMBAC Insured	4/12 at 100.00	AAA	1,444,976
2,000	5.000%, 4/01/20 - AMBAC Insured	4/12 at 100.00	AAA	2,142,880

3,500	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002A, 5.250%,	4/12 at 100.00	AAA	3,864,245
	4/01/17 - FSA Insured

2,225	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series	4/13 at 100.00	AAA	2,458,625
	2003A, 5.250%, 4/01/22 - MBIA Insured

	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2004:
1,000	5.000%, 4/01/20 - MBIA Insured	4/14 at 100.00	AAA	1,085,100
1,750	5.000%, 4/01/21 - MBIA Insured	4/14 at 100.00	AAA	1,892,153

3,790	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2004B, 5.250%,	No Opt. Call	AAA	4,236,348
	4/01/12 - AMBAC Insured

1,550	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2004A, 5.000%,	9/14 at 100.00	AAA	1,666,467
	3/15/24 - AMBAC Insured

980	Niagara Falls City School District, Niagara County, New York, Certificates of Participation, High	6/15 at 100.00	AAA	1,049,433
	School Facility, Series 2005, 5.000%, 6/15/28 - FSA Insured

650	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2000B, 5.875%,	7/10 at 101.00	AAA	726,382
	7/01/35 - MBIA Insured

2,000	Puerto Rico Municipal Finance Agency, Series 1999A, 5.500%, 8/01/19 - FSA Insured	8/09 at 101.00	AAA	2,196,020

	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
1,500	5.000%, 10/15/24 - MBIA Insured	10/14 at 100.00	AAA	1,622,025
2,200	5.000%, 10/15/25 - MBIA Insured	10/14 at 100.00	AAA	2,375,406
1,600	5.000%, 10/15/26 - MBIA Insured	10/14 at 100.00	AAA	1,730,160
5,370	5.000%, 10/15/29 - AMBAC Insured	10/14 at 100.00	AAA	5,798,150
1,500	5.000%, 10/15/32 - AMBAC Insured	10/14 at 100.00	AAA	1,614,765

1,435	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Hampton Bays Public Library,	10/10 at 102.00	Aaa	1,661,529
	Series 1999A, 6.000%, 10/01/19 - MBIA Insured

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State
	Contingency Contract-Backed Bonds, Series 2003A-1:
6,300	5.250%, 6/01/20 - AMBAC Insured	6/13 at 100.00	AAA	6,930,819
1,000	5.250%, 6/01/21 - AMBAC Insured	6/13 at 100.00	AAA	1,096,540
4,500	5.250%, 6/01/22 - AMBAC Insured	6/13 at 100.00	AAA	4,918,365

	Transportation - 14.9% (9.9% of Total Investments)

2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series	11/12 at 100.00	AAA	2,257,240
	2002A, 5.500%, 11/15/19 - AMBAC Insured

2,520	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005A,	11/15 at 100.00	AAA	2,713,284
	5.000%, 11/15/33 - AMBAC Insured

3,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B,	11/15 at 100.00	AAA	3,771,530
	5.000%, 11/15/35 (WI, settling 7/01/05) - MBIA Insured

2,800	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 - AMBAC	1/15 at 100.00	AAA	3,006,948
	Insured

2,300	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International	4/09 at 101.00	AAA	2,482,528
	Airport, Series 1999A, 5.625%, 4/01/29 (Alternative Minimum Tax) - MBIA Insured

5,025	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal	12/07 at 100.00	AAA	5,320,319
	LLC, Sixth Series 1997, 5.750%, 12/01/25 (Alternative Minimum Tax) - MBIA Insured

2,625	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series	6/15 at 101.00	AAA	2,827,860
	2005, 5.000%, 12/01/28 (DD, settling 7/01/05) - XLCA Insured

	Puerto Rico Ports Authority, Revenue Bonds, Series 1991D:
5,250	7.000%, 7/01/14 (Alternative Minimum Tax) - FGIC Insured	7/05 at 100.00	AAA	5,338,987
11,500	6.000%, 7/01/21 (Alternative Minimum Tax) - FGIC Insured	7/05 at 100.00	AAA	11,541,975

	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue
	Refunding Bonds, Series 2002E:
780	5.500%, 11/15/20 - MBIA Insured	No Opt. Call	AAA	928,762
2,300	5.250%, 11/15/22 - MBIA Insured	11/12 at 100.00	AAA	2,529,724

	U.S. Guaranteed *** - 15.8% (10.5% of Total Investments)

500	Freeport, New York, General Obligation Bonds, Series 2000A, 6.000%, 4/01/18 (Pre-refunded to	4/10 at 101.00	Aaa	571,130
	4/01/10) - FGIC Insured

	Longwood Central School District, Suffolk County, New York, Series 2000:
1,410	5.750%, 6/15/17 (Pre-refunded to 6/15/11) - FGIC Insured	6/11 at 101.00	Aaa	1,625,984
1,410	5.750%, 6/15/18 (Pre-refunded to 6/15/11) - FGIC Insured	6/11 at 101.00	Aaa	1,625,984

2,210	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1997B,	7/07 at 102.00	AAA	2,338,357
	5.000%, 7/01/20 - AMBAC Insured

	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1998A:
5,090	5.000%, 4/01/23 (Pre-refunded to 10/01/15) - FGIC Insured	10/15 at 100.00	AAA	5,737,143
7,600	4.750%, 4/01/28 (Pre-refunded to 10/01/15) - FGIC Insured	10/15 at 100.00	AAA	8,390,020

1,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A, 5.000%,	10/14 at 100.00	AAA	1,120,570
	4/01/29 (Pre-refunded to 10/01/14) - FSA Insured

	Nassau County, New York, General Obligation Improvement Bonds, Series 1999B:
2,005	5.250%, 6/01/22 (Pre-refunded to 6/01/09) - AMBAC Insured	6/09 at 102.00	AAA	2,205,099
1,000	5.250%, 6/01/23 (Pre-refunded to 6/01/09) - AMBAC Insured	6/09 at 102.00	AAA	1,087,550

340	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/10 at 101.00	AAA	391,323
	Fiscal Series 2000B, 6.100%, 6/15/31 (Pre-refunded to 6/15/10) - MBIA Insured

5,030	New York City Trust for Cultural Resources, New York, Revenue Bonds, American Museum of Natural	7/19 at 100.00	AAA	5,528,926
	History, Series 1999A, 5.750%, 7/01/29 (Pre-refunded to 7/01/19) - AMBAC Insured

1,040	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk	No Opt. Call	AAA	1,270,152
	County Issue, Series 1986, 7.375%, 7/01/16 - BIGI Insured

5,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, Highland	2/08 at 102.00	AAA	5,356,450
	Hospital of Rochester, Series 1997A, 5.400%, 8/01/27 (Pre-refunded to 2/01/08) - MBIA Insured

80	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services	2/06 at 102.00	AAA	82,995
	Facilities, Series 1996B, 5.375%, 2/15/26 (Pre-refunded to 2/15/06) - MBIA Insured

70	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services	2/07 at 102.00	AAA	74,792
	Facilities, Series 1997A, 5.750%, 8/15/22 (Pre-refunded to 2/15/07) - MBIA Insured

1,000	Dormitory Authority of the State of New York, Revenue Bonds, State Personal Income Tax, Series	3/13 at 100.00	AAA	1,114,170
	2003A, 5.000%, 3/15/32 (Pre-refunded to 3/15/13) - FGIC Insured

5,915	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	5/12 at 101.00	AAA	6,665,909
	Facilities, Series 2002A, 5.125%, 5/15/20 (Pre-refunded to 5/15/12) - FGIC Insured

255	Port Jervis, Orange County, New York, General Obligation Bonds, Water Improvements, Series 1999,	3/09 at 101.00	Aaa	282,237
	5.625%, 3/15/24 (Pre-refunded to 3/15/09) - FGIC Insured

	Utilities - 9.9% (6.6% of Total Investments)

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A:
6,000	5.125%, 12/01/22 - FSA Insured	6/08 at 101.00	AAA	6,341,280
3,000	5.750%, 12/01/24 - FSA Insured	6/08 at 101.00	AAA	3,238,860
1,000	5.250%, 12/01/26 - MBIA Insured	6/08 at 101.00	AAA	1,066,080

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A:
2,500	5.000%, 9/01/27 - FSA Insured	9/11 at 100.00	AAA	2,634,650
2,500	5.250%, 9/01/28 - FSA Insured	9/11 at 100.00	AAA	2,706,125

2,620	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003C,	9/13 at 100.00	AAA	2,855,224
	5.000%, 9/01/16 - CIFG Insured

2,275	New York State Energy Research and Development Authority, Adjustable Rate Gas Facilities Revenue	11/05 at 100.50	AAA	2,344,842
	Bonds, Brooklyn Union Gas Company, Series 1989B, 6.750%, 2/01/24 (Alternative Minimum Tax) - MBIA
	Insured

2,250	New York State Energy Research and Development Authority, Gas Facilities Revenue Bonds, Brooklyn	7/05 at 101.00	AAA	2,277,090
	Union Gas Company, Series 1989C, 5.600%, 6/01/25 (Alternative Minimum Tax) - MBIA Insured

2,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds,	9/08 at 102.00	AAA	2,188,800
	Rochester Gas and Electric Corporation, Series 1998A, 5.950%, 9/01/33 (Alternative Minimum Tax) -
	MBIA Insured

2,565	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/35 - FGIC	7/15 at 100.00	AAA	2,771,457
	Insured

	Water and Sewer - 6.9% (4.6% of Total Investments)

3,655	Buffalo Municipal Water Finance Authority, New York, Water System Revenue Bonds, Series 1999,	7/09 at 101.00	AAA	4,055,003
	6.000%, 7/01/29 - FSA Insured

5,030	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/15 at 100.00	AAA	5,437,581
	Fiscal Series 2005C, 5.000%, 6/15/27 - MBIA Insured

1,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/14 at 100.00	AAA	1,068,050
	Fiscal Series 2004C, 5.000%, 6/15/35 - AMBAC Insured

4,750	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/09 at 101.00	AAA	5,155,413
	Fiscal Series 2000A, 5.500%, 6/15/32 - FGIC Insured

2,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/11 at 100.00	AAA	2,156,620
	Fiscal Series 2002A, 5.250%, 6/15/33 - FGIC Insured

1,660	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/10 at 101.00	AAA	1,888,263
	Fiscal Series 2000B, 6.100%, 6/15/31 - MBIA Insured

$ 397,265	Total Long-Term Investments (cost $404,865,453) - 150.6%
432,086,413

	Other Assets Less Liabilities - (0.4)%	(1,117,814)

	Preferred Shares, at Liquidation Value - (50.2)%	(144,000,000)

	Net Assets Applicable to Common Shares - 100%	$286,968,599

	All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or
	Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S.
	Government agency securities, any of which ensure the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares
	unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. Theres
	may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency
	securities which ensures the timely payment of principal and interest.
(DD)	Security purchased on a delayed delivery basis.
(WI)	Security purchased on a when-issued basis.
	Income Tax Information
	The following information is presented on an income tax basis. Differences between amounts for financial statement
	and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market
	discount securities and timing differences in recognizing certain gains and losses on security transactions.

	At June 30, 2005, the cost of investments was $404,638,320.

	Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2005, were as
	follows:

	Gross unrealized:
	Appreciation	$27,530,388
	Depreciation	(82,295)

	Net unrealized appreciation of investments	$27,448,093

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New York Investment Quality Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         08/26/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         08/26/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         08/26/05

* Print the name and title of each signing officer under his or her signature.